Financial Instruments - Derivatives Reclassifications (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Hedging cost	¥ (857)	¥ (4,909)	[1]	¥ 1,606
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) on cash flow hedges, net of tax	(7,409)	(2,177)
Forward interest rate
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) on cash flow hedges, net of tax	(31,022)
Currency and interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) on cash flow hedges, net of tax	568	7,204
Hedging cost	(344)	627
Hedge related to acquisition
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) on cash flow hedges, net of tax	237	(33,090)
Hedging cost		(4,715)
Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) on hedges of net investments in foreign operations, net of tax	(72,854)	(8,488)
Cash flow hedge
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	(28)	(7,261)
Cash flow hedge | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	627	845
Cash flow hedge | Forward interest rate
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	21	53
Cash flow hedge | Hedge related to acquisition
Disclosure of detailed information about hedging instruments [line items]
Hedging Cost Reclassified To Goodwill		35,773
Hedging costs
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	¥ (890)	(908)
Hedging costs | Hedge related to acquisition
Disclosure of detailed information about hedging instruments [line items]
Hedging Cost Reclassified To Goodwill		¥ 4,715

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Profit or Loss and Other Comprehensive Income for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.